Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax expense (benefit):
Total deferred expense (benefit)	$ 69	$ 48	$ (770)
Total income tax expense (benefit)	92	155	(778)
Income tax reconciliation [Abstract]
Income before income taxes	774	551	930
Income before income taxes	155	(37)	133
Increase (decrease) in tax expense resulting from:
Federal income tax rate reduction			(1,113)
Total income tax expense (benefit)	92	155	(778)
Deferred tax assets:
Benefits and compensation	152	160
Regulatory liabilities	447	356
Loss and credit carryforwards	111	84
Asset retirement obligations	89	62
Deferred Tax Assets, Derivative Instruments	34	0
Other	40	29
Valuation allowance	(25)	(18)
Total deferred tax assets	848	673
Deferred tax liabilities:
Property, plant, and equipment	2,656	1,894
Investment in unconsolidated affiliates	1,010	987
Regulatory assets	344	395
Investment in marketable securities and indexed debt	586	478
Indexed debt securities derivative	0	27
Other	180	131
Total deferred tax liabilities	4,776	3,912
Net deferred tax liabilities	3,928	3,239
Reconciliation of Unrecognized Tax Benefits, excluding interest and penalties:
Balance, beginning of year	0	0
Unrecognized tax benefits assumed through the Merger	9
Decreases related to tax positions of prior years	(1)
Balance, end of year	8	0	0
State and Local Jurisdiction [Member]
Deferred tax liabilities:
Operating loss carryforwards	699
Deferred tax assets tax credit carryforwards	21
CenterPoint Energy Houston Electric, LLC
Current income tax expense (benefit):
Federal	84	109	70
State	20	18	19
Total current expense (benefit)	104	127	89
Deferred income tax expense (benefit):
Federal	(24)	(38)	(98)
Total deferred expense (benefit)	(24)	(38)	(98)
Total income tax expense (benefit)	80	89	(9)
Income tax reconciliation [Abstract]
Income before income taxes	$ 436	$ 425	$ 424
Federal statutory income tax rate	21.00%	21.00%	35.00%
Expected federal income tax expense	$ 92	$ 89	$ 148
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	16	14	12
Federal income tax rate reduction	0	0	(158)
Excess deferred income tax amortization	(21)	(9)	0
Other, net	(7)	(5)	(11)
Total	(12)	0	(157)
Total income tax expense (benefit)	$ 80	$ 89	$ (9)
Effective tax rate (in hundredths)	18.00%	21.00%	(2.00%)
Deferred tax assets:
Benefits and compensation	$ 14	$ 17
Regulatory liabilities	195	205
Asset retirement obligations	9	7
Other	7	12
Total deferred tax assets	225	241
Deferred tax liabilities:
Property, plant, and equipment	1,129	1,087
Regulatory assets	126	177
Total deferred tax liabilities	1,255	1,264
Net deferred tax liabilities	1,030	1,023
CenterPoint Energy Resources Corp.
Deferred income tax expense (benefit):
Total deferred expense (benefit)	7	64	$ (162)
Total income tax expense (benefit)	(3)	31	(314)
Income tax reconciliation [Abstract]
Income before income taxes	186	129	186
Increase (decrease) in tax expense resulting from:
Total income tax expense (benefit)	(3)	31	$ (314)
Deferred tax liabilities:
Operating loss carryforwards	618
CenterPoint Energy Resources Corp. | State and Local Jurisdiction [Member]
Deferred tax assets:
Valuation allowance	(15)
Deferred tax liabilities:
Operating loss carryforwards	691
Deferred tax assets tax credit carryforwards	17
Federal Income Tax Rate Prior To TCJA [Member] | CenterPoint Energy Houston Electric, LLC
Income tax reconciliation [Abstract]
Federal statutory income tax rate			35.00%
Federal Income Tax Rate After TCJA [Member] | CenterPoint Energy Houston Electric, LLC
Income tax reconciliation [Abstract]
Federal statutory income tax rate			21.00%
Continuing Operations [Member]
Current income tax expense (benefit):
Federal	30	77	$ 11
State	15	6	7
Total current expense (benefit)	45	83	18
Deferred income tax expense (benefit):
Federal	55	(6)	(830)
State	(8)	78	34
Total deferred expense (benefit)	47	72	(796)
Total income tax expense (benefit)	92	155	(778)
Income tax reconciliation [Abstract]
Income before income taxes	$ 774	$ 551	$ 930
Federal statutory income tax rate	21.00%	21.00%	35.00%
Expected federal income tax expense	$ 163	$ 116	$ 326
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	30	23	23
State valuation allowance, net of federal income tax	(4)	11	3
State law change, net of federal income tax	(21)	32	0
Federal income tax rate reduction	0	0	(1,113)
Excess deferred income tax amortization	(55)	(24)	0
Other, net	(21)	(3)	(17)
Total	(71)	39	(1,104)
Total income tax expense (benefit)	$ 92	$ 155	$ (778)
Effective tax rate (in hundredths)	12.00%	28.00%	(84.00%)
Continuing Operations [Member] | State and Local Jurisdiction [Member]
Increase (decrease) in tax expense resulting from:
Federal income tax rate reduction	$ (21)
Continuing Operations [Member] | CenterPoint Energy Resources Corp.
Current income tax expense (benefit):
State	5	$ (3)	$ (12)
Total current expense (benefit)	5	(3)	(12)
Deferred income tax expense (benefit):
Federal	26	9	(324)
State	(34)	25	22
Total deferred expense (benefit)	(8)	34	(302)
Total income tax expense (benefit)	(3)	31	(314)
Income tax reconciliation [Abstract]
Income before income taxes	$ 186	$ 129	$ 186
Federal statutory income tax rate	21.00%	21.00%	35.00%
Expected federal income tax expense	$ 39	$ 27	$ 65
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	(15)	5	3
State valuation allowance, net of federal income tax	4
State law change, net of federal income tax	(4)	0	0
Federal income tax rate reduction	0	0	(396)
Excess deferred income tax amortization	(18)	(15)	0
Other, net	(1)	3	0
Total	(42)	4	(379)
Total income tax expense (benefit)	$ (3)	$ 31	$ (314)
Effective tax rate (in hundredths)	(2.00%)	24.00%	(169.00%)
Deferred tax assets:
Benefits and compensation	$ 24	$ 27
Regulatory liabilities	144	150
Loss and credit carryforwards	183	259
Asset retirement obligations	80	54
Other	23	20
Valuation allowance	(15)	(18)
Total deferred tax assets	439	492
Deferred tax liabilities:
Property, plant, and equipment	821	773
Regulatory assets	45	41
Other	43	84
Total deferred tax liabilities	909	898
Net deferred tax liabilities	470	406
Continuing Operations [Member] | CenterPoint Energy Resources Corp. | State and Local Jurisdiction [Member]
Increase (decrease) in tax expense resulting from:
Federal income tax rate reduction	(4)
Continuing Operations [Member] | Federal Income Tax Rate Prior To TCJA [Member]
Income tax reconciliation [Abstract]
Federal statutory income tax rate			35.00%
Continuing Operations [Member] | Federal Income Tax Rate Prior To TCJA [Member] | CenterPoint Energy Resources Corp.
Income tax reconciliation [Abstract]
Federal statutory income tax rate			35.00%
Continuing Operations [Member] | Federal Income Tax Rate After TCJA [Member]
Income tax reconciliation [Abstract]
Federal statutory income tax rate			21.00%
Continuing Operations [Member] | Federal Income Tax Rate After TCJA [Member] | CenterPoint Energy Resources Corp.
Income tax reconciliation [Abstract]
Federal statutory income tax rate			21.00%
Discontinued Operations [Member]
Current income tax expense (benefit):
Federal	18	12	$ 21
State	6	3	2
Total current expense (benefit)	24	15	23
Deferred income tax expense (benefit):
Federal	19	(19)	24
State	3	(5)	2
Total deferred expense (benefit)	22	(24)	26
Total income tax expense (benefit)	46	(9)	49
Income tax reconciliation [Abstract]
Income before income taxes	$ 155	$ (37)	$ 133
Federal statutory income tax rate	21.00%	21.00%	35.00%
Expected federal income tax expense	$ 32	$ (8)	$ 46
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	6	(1)	3
Goodwill impairment	8	0	0
Total	14	(1)	3
Total income tax expense (benefit)	$ 46	$ (9)	$ 49
Effective tax rate (in hundredths)	30.00%	24.00%	37.00%
Discontinued Operations [Member] | CenterPoint Energy Resources Corp.
Current income tax expense (benefit):
State	$ 2	$ 7	$ 13
Total current expense (benefit)	2	7	13
Deferred income tax expense (benefit):
Federal	13	30	131
State	2	0	9
Total deferred expense (benefit)	15	30	140
Total income tax expense (benefit)	17	37	153
Income tax reconciliation [Abstract]
Income before income taxes	$ 40	$ 147	$ 398
Federal statutory income tax rate	21.00%	21.00%	35.00%
Expected federal income tax expense	$ 8	$ 31	$ 140
Increase (decrease) in tax expense resulting from:
State income tax expense, net of federal income tax	3	7	14
Goodwill impairment	8	0	0
Other, net	(2)	(1)	(1)
Total	9	6	13
Total income tax expense (benefit)	$ 17	$ 37	$ 153
Effective tax rate (in hundredths)	43.00%	25.00%	38.00%
State Valuation Allowance, net of Federal Income Taxes [Member] | Continuing Operations [Member] | CenterPoint Energy Resources Corp.
Increase (decrease) in tax expense resulting from:
State valuation allowance, net of federal income tax	$ (4)	$ 11	$ 3
Tax Basis Balance Sheet Adjustment [Member] | Continuing Operations [Member] | CenterPoint Energy Resources Corp.
Increase (decrease) in tax expense resulting from:
State valuation allowance, net of federal income tax	0	$ 0	$ 11
Charitable Contribution [Member]
Deferred tax liabilities:
Deferred tax assets tax credit carryforwards	26
Vectren [Member]
Deferred tax liabilities:
Operating loss carryforwards	177
Reconciliation of Unrecognized Tax Benefits, excluding interest and penalties:
Unrecognized tax benefits assumed through the Merger	9
Unrecognized Tax benefit, impacting ETR if recognized	3
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	5
Unrecognized Tax Benefit, including penalties and interest	9
Vectren [Member] | Charitable Contribution [Member]
Deferred tax liabilities:
Deferred tax assets tax credit carryforwards	$ 60